United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 10/27/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 9/01




FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: 9/00
Check here if Amendment [  x   ]; Amendment Number: [  1   ]
This Amendment (Check only one.):  [     ] is a restatement
                              [     ] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-02255

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[  X   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [  45   ]

Form 13F Information Table Value Total: $_ 294,137     thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE

ISSUER*                     CLASS  CUSIP      TOTAL MV   SHARES     6   7   8
ASSOCIATES FIRST CAPITOL    PUT    04600895     $209,000    5,500 sol sol sol
                                  8                              e   e   e
ASSOCIATES FIRST CAPITOL    COMM   04600810   $9,956,000  262,000 sol sol sol
                                  8                              e   e   e
AXENT TECHNOLOGIES          COMM   05459C10     $953,321   44,212 sol sol sol
                                  8                              e   e   e
BATTLE MTN GOLD CO          COMM   07159310     $469,525  268,300 sol sol sol
                                  7                              e   e   e
BESTFOODS                   CALL   08658U90               226,000 sol sol sol
                                  1         $16,441,500          e   e   e
COASTAL CORP                COMM   19044110               322,005 sol sol sol
                                  5         $23,868,621          e   e   e
COBALT NETWORKS INC         COMM   19074R10   $1,868,031   32,277 sol sol sol
                                  1                              e   e   e
COLUMBIA ENERGY GROUP       CALL   19764890   $4,394,900   61,900 sol sol sol
                                  8                              e   e   e
COLUMBIA ENERGY GROUP       COMM   19764810   $3,897,900   54,900 sol sol sol
                                  8                              e   e   e
DONALDSON LUFKIN JENRETTE   CALL   25766190     $286,200    3,200 sol sol sol
                                  8                              e   e   e
DONALDSON LUFKIN JENRETTE   PUT    25766195   $5,884,988   65,800 sol sol sol
                                  8                              e   e   e
DONALDSON LUFKIN JENRETTE   COMM   25766110               170,600 sol sol sol
                                  8         $15,258,038          e   e   e
DURA PHARMACEUTICALS INC    COMM   26632S10     $844,295   23,867 sol sol sol
                                  9                              e   e   e
EQUANT N.V.                 COMM   29440910     $568,656   15,500 sol sol sol
                                  7                              e   e   e
FORT JAMES CORP             CALL   34747190     $693,769   22,700 sol sol sol
                                  4                              e   e   e
FORT JAMES CORP             COMM   34747110   $4,031,499  131,910 sol sol sol
                                  4                              e   e   e
GPU INC.                    COMM   36225X10               436,200 sol sol sol
                                  0         $14,149,238          e   e   e
INFINITY BROADCASTING CORP  COMM   45662S10   $4,785,000  145,000 sol sol sol
                                  2                              e   e   e
INTERMEDIA COMMUNICATIONS   COMM   45880110   $5,966,186  202,673 sol sol sol
INC                                7                              e   e   e
LG & E ENERGY CORP          COMM   50191710   $6,375,744  260,900 sol sol sol
                                  8                              e   e   e
LILLY INDUSTRIES INC CL-A   COMM   53249110   $1,032,500   35,000 sol sol sol
                                  7                              e   e   e
MALLINCKRODT INC            COMM   56123210               260,000 sol sol sol
                                  9         $11,862,500          e   e   e
MCN ENERGY GROUP INC        COMM   55267J10   $1,324,813   51,700 sol sol sol
                                  0                              e   e   e
MMC NETWORKS INC            COMM   55308N10   $5,666,762   44,952 sol sol sol
                                  2                              e   e   e
MORGAN J P & CO INC         CALL   61688090   $8,887,600   54,400 sol sol sol
                                  0                              e   e   e
MORGAN J P & CO INC         PUT    61688095               196,000 sol sol sol
                                  0         $32,021,500          e   e   e
MORGAN J P & CO INC         COMM   61688010   $5,571,088   34,100 sol sol sol
                                  0                              e   e   e
NABISCO GROUP HOLDINGS      PUT    62952P95   $2,177,400   76,400 sol sol sol
                                  2                              e   e   e
NABISCO GROUP HOLDINGS      COMM   62952P10               702,336 sol sol sol
                                  2         $20,016,576          e   e   e
NABISCO HOLDINGS CP CL A    CALL   62952690   $1,988,750   37,000 sol sol sol
                                  4                              e   e   e
NABISCO HOLDINGS CP CL A    PUT    62952695   $2,945,500   54,800 sol sol sol
                                  4                              e   e   e
NABISCO HOLDINGS CP CL A    A SH   62952610               282,850 sol sol sol
                                  4         $15,203,188          e   e   e
PAINE WEBBER GROUP INC      CALL   69562990   $4,278,250   62,800 sol sol sol
                                  5                              e   e   e
PAINE WEBBER GROUP INC      PUT    69562995   $2,874,875   42,200 sol sol sol
                                  5                              e   e   e
PAINE WEBBER GROUP INC      COMM   69562910   $6,253,875   91,800 sol sol sol
                                  5                              e   e   e
SEAGATE TECHNOLOGY          CALL   81180490   $6,741,300   97,700 sol sol sol
                                  3                              e   e   e
SEAGATE TECHNOLOGY          PUT    81180495   $1,869,900   27,100 sol sol sol
                                  3                              e   e   e
SEAGATE TECHNOLOGY          COMM   81180410               248,544 sol sol sol
                                  3         $17,149,536          e   e   e
SEAGRAM LTD                 COMM   81185010   $4,928,138   85,800 sol sol sol
                                  6                              e   e   e
SILICON VALLEY GROUP INC    PUT    82706695   $1,573,488   59,800 sol sol sol
                                  1                              e   e   e
SILICON VALLEY GROUP INC    COMM   82706610   $3,580,184  136,064 sol sol sol
                                  1                              e   e   e
UNION CARBIDE CORPORATION   COMM   90558110   $3,359,750   89,000 sol sol sol
                                  4                              e   e   e
VOICESTREAM WIRELESS CORP   COMM   92861510   $7,666,741   66,057 sol sol sol
                                  3                              e   e   e
YOUNG & RUBICAM INC         COMM   98742510   $4,098,600   82,800 sol sol sol
                                  5                              e   e   e
ZIFF-DAVIS INC              COMM   98951110     $162,500   20,000 sol sol sol
                                  0                              e   e   e

                                            $294,137,72
                                                      1